RM OPPORTUNITY TRUST

RM Greyhawk Fund
(HAWKX)

Supplement dated September 26, 2023 to the Statement of Additional Information (“SAI”)
Dated December 20, 2022

The Interested Trustees and Officers Table on page 31 of the SAI is hereby deleted in its entirety and replaced with the following:

Name, Address(1) and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During Past Five Years
Gabriel Gallegos Born: 1976	Trustee, Chairperson, President	Indefinite, since March 2022	President and Portfolio Manager, Rocky Mountain Private Wealth Management, LLC (since January 2008).	1	None
Taylor Gallegos Born: 1975	Trustee, Treasurer	Indefinite, since September 2022	Vice President and Controller, Rocky Mountain Private Wealth Management, LLC (since January 2008).	1	None
Andrew Parmet Born: 1985	Trustee, Secretary	Indefinite, since September 2022	Trader/Portfolio Manager, Rocky Mountain Private Wealth Management, LLC (January 2020 – present); Trader, Meridian Equity Partners (April 2017 – December 2019).	1	None
Shealyn Sullivan Born: 1969	Chief Compliance Officer	Indefinite, since September 2022	Managing Member, LiftBridge Consulting, LLC (March 2023 – present); Compliance Consultant, Northern Lights Compliance Services, LLC (October 2021 – present); Partner, Barrington Partners, LLC (2016 – present).	N/A	N/A
Deryk Jones Born: 1988	Anti-Money Laundering Compliance Officer	Indefinite, since July 2023	Compliance Analyst, Northern Lights Compliance Services, LLC (March 2018 – present).	N/A	N/A

(1)      Unless otherwise specified, the mailing address of each Trustee and officer is c/o RM Opportunity Trust, 2245 Texas Dr., Suite 300 Sugar Land, TX 77479.

(2)      The “Fund Complex” consists of the series of the Trust.

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This Supplement and the Prospectus and SAI dated December 20, 2022 provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated herein by reference and can be obtained without charge by calling the Fund at (833) 907-0744.

Please retain this Supplement for future reference.